Other Assets (Details) $ in Millions	12 Months Ended			24 Months Ended
	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($) cruise_ship	Nov. 30, 2019 USD ($)	Nov. 20, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Impairment charge	$ 834	$ 4,063	$ 26
Grand Bahama Shipyard Ltd.
Schedule of Equity Method Investments [Line Items]
Services provided	11	38	$ 62
Investment, amount	47	55
Investment equity	14	13
Investment loan	33	42
White Pass and Yukon Route
Schedule of Equity Method Investments [Line Items]
Investment, amount	76	94
Investment equity	49	75
Investment loan	27	19
Impairment charge	17
CSSC-Carnival
Schedule of Equity Method Investments [Line Items]
Investment, amount	119	$ 140
EA Segment | CSSC-Carnival
Schedule of Equity Method Investments [Line Items]
Number of cruise ships | cruise_ship		2
Investment amount sold, gain	283	$ 107
Capital contribution	$ 90	$ 81
Payment for lease of ships				$ 55